Related Parties - Schedule of Shareholders and Other Related Parties’ Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Officers and Directors [Member]
Related Party Transaction [Line Items]
Salary and related expenses	$ 1,710	$ 1,761	$ 1,923
Share based payment	$ 1,376	1,009	$ 3,745
Officer [Member]
Related Party Transaction [Line Items]
Nature of transaction	Salaries and related
Balance with related parties	$ (381)	(314)
Director [Member]
Related Party Transaction [Line Items]
Nature of transaction	Compensation for directors
Balance with related parties	$ (40)	$ (40)